Related Parties Balances and Transactions (Details) - Schedule of Related Party Balances - CNY (¥) ¥ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Amounts due from related parties:
Amounts due from related parties		¥ 26,999	¥ 21,798
Amounts due to related parties:
Amounts due to related parties		16,830	41,234
Guangdong Advertising Co., Ltd [Member]
Amounts due from related parties:
Amounts due from related parties	[1]	430	3,655
Amounts due to related parties:
Amounts due to related parties	[2]	7,482
Guangdong Advertising Marketing Group [Member]
Amounts due from related parties:
Amounts due from related parties	[1]	9,149
Youxiang Group [Member]
Amounts due from related parties:
Amounts due from related parties	[3]	17,191	17,912
Amounts due to related parties:
Amounts due to related parties	[4]	1,712	1,429
Others [Member]
Amounts due from related parties:
Amounts due from related parties	[5]	229	231
Amounts due to related parties:
Amounts due to related parties	[6]	2,255	2,383
Angela Bai [Member]
Amounts due to related parties:
Amounts due to related parties	[7]	5,381	12,270
Guangdong Marketing Advertising Group [Member]
Amounts due to related parties:
Amounts due to related parties	[2]		¥ 25,152

[1]	Amounts due from Guangdong Advertising Co., Ltd. and Guangdong Marketing Advertising Group are marketing service fee receivable, the age of the balances was within six months.
[2]	Amounts due to Guangdong Advertising Co., Ltd. and Guangdong Marketing Advertising Group are accounts payable for advertisement distribution services.
[3]	Amounts due from Youxiang Group are construction fee and rental deposits.
[4]	Amounts due to Youxiang Group are accrued lease expenses, property management expenses and borrowing with annual interest rate of 4.785%, the borrowing was fully settled by the transaction of disposal of a property to Youxiang Group in 2022.
[5]	Amounts due from others are operating management fees and prepaid marketing service fee.
[6]	Amounts due to others are loan received from Dr. Daqing Mao and investment principal due to a shareholder under control of Angela Bai.
[7]	In September 2022, Angela Bai, spouse of Dr. Daqing Mao, entered into two loan agreements of RMB3,500 and RMB8,500 with the Group, respectively. One loan had an interest rate of 8.0% per annum with a maturity date of March 18, 2023, and the other had an interest rate of 8.0% per annum with a maturity date of September 20, 2023. Pursuant to the loan agreements, the loan must be repaid within 90 days of the maturity date. The Group has repaid RMB1,000 in April 2023 and RMB6,300 in May 2023.